Annual Fund Operating Expenses	Jun. 12, 2026
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%
SIREN NEXGEN ECONOMY ETF | SIREN NEXGEN ECONOMY ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%